Organization and Summary of Significant Accounting Policies - Liquidity and Going Concern (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 26, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2022	Dec. 31, 2018
Product Information [Line Items]
Total stockholders' deficit		$ (287,774,000)	$ (349,689,000)	$ (414,434,000)	$ (532,845,000)	$ (604,527,000)	$ (677,942,000)	$ (287,774,000)	$ (532,845,000)	$ (479,338,000)	$ 1,824,564,000	$ 1,604,271,000		$ 1,321,981,000
Net loss		82,065,000	82,886,000	82,372,000	94,152,000	95,720,000	74,035,000	247,323,000	263,907,000	342,978,000	249,726,000	312,109,000
Net cash used in operating activities								204,201,000	188,744,000	261,313,000	165,690,000	234,015,000
Cash and cash equivalents		51,272,000		200,500,000				51,272,000		281,081,000	63,232,000
Decrease of net cash outflow		29,300,000
Net (decrease) increase in cash, cash equivalents, and restricted cash		60,000,000	89,300,000					(227,968,000)	306,857,000	222,850,000	(73,981,000)	12,496,000
Subsequent Event
Product Information [Line Items]
Cash and cash equivalents													$ 228,000,000
Subsequent Event | Unsecured Convertible Senior PIK Toggle Notes | Convertible Debt | Director
Product Information [Line Items]
Debt Instrument face amount	$ 200,000,000
Proceeds from issuance of debt	$ 194,000,000
Accumulated Deficit
Product Information [Line Items]
Total stockholders' deficit		2,504,654,000	2,422,589,000	2,339,703,000	2,178,260,000	2,084,108,000	1,988,388,000	$ 2,504,654,000	$ 2,178,260,000	2,257,331,000	1,914,353,000	1,664,627,000		$ 1,352,518,000
Net loss		$ 82,065,000	$ 82,886,000	$ 82,372,000	$ 94,152,000	$ 95,720,000	$ 74,035,000			$ 342,978,000	$ 249,726,000	$ 312,109,000